S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 01, 2025 USD ($) shares
Gig Acquisitions9 Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 30,000
Gig Acquisitions9 Corp [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000
Gig Acquisitions9 Corp [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,664,427
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Gig Acquisitions9 Corp [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	100,000
Chief Financial Officers [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 20,000
Chief Financial Officers [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	15,000
GigAcquisitions9 Corp. And Certain GigCapital Global Advisors [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	57,500
Price Paid or to be Paid for Securities, Total Amount	$ 559,901